Provision for Restructuring and Other Costs - Schedule of Provision for Restructuring and Other Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance	$ 1,298	$ 3,497
Adoption of IFRS 16 (note 4)	(663)
Provision recognized	507	317
Utilization of provision	(389)	(1,900)
Change in provision	4	(453)
Unwinding of discount and impact of foreign exchange rate changes	(31)	(163)
Ending balance	726	1,298
Less current portion	(418)	(887)
Non-current portion	308
Other Provision [Member]
Statement Line Items [Line Items]
Beginning balance		9
Adoption of IFRS 16 (note 4)
Provision recognized
Utilization of provision		(9)
Change in provision
Unwinding of discount and impact of foreign exchange rate changes
Ending balance
Less current portion
Non-current portion
Cetrotide(R) Onerous Contracts [Member]
Statement Line Items [Line Items]
Beginning balance	547	473
Adoption of IFRS 16 (note 4)
Provision recognized		317
Utilization of provision	(137)	(222)
Change in provision	4
Unwinding of discount and impact of foreign exchange rate changes	(18)	(21)
Ending balance	396	547
Less current portion	(88)
Non-current portion	308
2017 German Restructuring Onerous Lease [Member]
Statement Line Items [Line Items]
Beginning balance	663	1,208
Adoption of IFRS 16 (note 4)	(663)
Provision recognized
Utilization of provision		(467)
Change in provision		(21)
Unwinding of discount and impact of foreign exchange rate changes		(57)
Ending balance		663
Less current portion
Non-current portion
German Restructuring Severance [Member]
Statement Line Items [Line Items]
Beginning balance	88	1,807
Adoption of IFRS 16 (note 4)
Provision recognized	507
Utilization of provision	(252)	(1,202)
Change in provision		(432)
Unwinding of discount and impact of foreign exchange rate changes	(13)	(85)
Ending balance	330	$ 88
Less current portion	(330)
Non-current portion